STOCKHOLDERS' EQUITY, Series A Preferred Stock (FY) (Details)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 18, 2020 Investor shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares) | shares	10,000	10,000	10,000
Preferred stock, shares issued (in shares) | shares	125	125	125
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Preferred stock net proceeds | $	$ 101,059
Preferred stock, shares outstanding (in shares) | shares	125	125	125
Series A Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares) | shares	10,000	10,000	10,000
Preferred stock, shares issued (in shares) | shares	125	125	125	125
Number of investors | Investor				125
Preferred stock, dividend rate	12.00%	12.00%	12.00%
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Gross proceeds from issuance of preferred stock | $	$ 125,000
Preferred stock net proceeds | $	$ 101,059
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 1,000	$ 1,000	1,000
Preferred stock, redemption price (in dollars per share) | $ / shares	$ 1,000	$ 1,000	$ 1,000
Preferred stock, redemption amount | $	$ 125,000	$ 125,000	$ 125,000
Preferred stock, shares outstanding (in shares) | shares	125	125	125
Preferred stock, redemption premium (in dollars per share) | $ / shares	$ 50	$ 50	$ 50
Series A Preferred Stock [Member] | Private Offerings [Member]
Preferred Stock [Abstract]
Sale of shares, price per share (in dollars per share) | $ / shares	$ 1,000		$ 1,000